Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues:	¥ 15,024,188		¥ 17,015,089	¥ 13,408,421
Cost and expenses:
Cost of revenues	(7,976,781)	$ (1,222,495)	(8,492,096)	(7,182,897)
Research and development	(1,167,677)		(1,095,031)	(760,644)
Sales and marketing	(2,813,922)	(431,252)	(2,690,824)	(1,812,262)
General and administrative	(763,150)	(116,958)	(1,527,282)	(640,023)
Total cost and expenses	(12,721,530)	(1,949,659)	(13,805,233)	(10,395,826)
Other operating income	228,777	35,062	344,843	253,697
Income from operations	2,531,435	387,961	3,554,699	3,266,292
Interest income	444,471	68,118	407,542	272,946
Interest expense	(78,872)	(12,088)	(78,611)	(56,503)
Other gain or loss, net	1,500	230	(15,711)	(43,200)
Income tax (expenses) benefits	(755,620)	(115,804)	(883,801)	(699,648)
Share of income on equity method investments	(42,522)	(6,517)	(23,350)	48,660
Net income	2,100,392	$ 321,900	2,960,768	2,788,547
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	12,631,119		15,740,815	12,812,421
Cost and expenses:
Cost of revenues	(6,865,836)		(8,065,300)	(6,572,954)
Research and development	(844,826)		(797,471)	(614,064)
Sales and marketing	(1,454,123)		(1,521,511)	(1,269,493)
General and administrative	(664,458)		(641,269)	(472,057)
Total cost and expenses	(9,829,243)		(11,025,551)	(8,928,568)
Other operating income	223,312		323,444	252,458
Income from operations	3,025,188		5,038,708	4,136,311
Interest income	440,878		396,672	268,583
Interest expense	(78,872)		(78,611)	(56,503)
Other gain or loss, net	1,500		(15,711)	(43,200)
Income tax (expenses) benefits	(770,333)		(917,265)	(716,729)
Share of income on equity method investments	(42,522)		(23,350)	48,660
Net income	2,575,839		4,400,443	3,637,122
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues:	2,368,314		1,259,906	417,998
Cost and expenses:
Cost of revenues	(1,088,816)		(415,688)	(174,858)
Research and development	(322,851)		(297,560)	(146,580)
Sales and marketing	(1,359,709)		(1,162,912)	(520,161)
General and administrative	(73,019)		(851,099)	(121,887)
Total cost and expenses	(2,844,395)		(2,727,259)	(963,486)
Other operating income	3,945		0	173
Income from operations	(472,136)		(1,467,353)	(545,315)
Interest income	3,353		10,706	4,285
Interest expense			0	0
Other gain or loss, net			0	0
Income tax (expenses) benefits	14,713		33,464	21,824
Share of income on equity method investments			0	0
Net income	(454,070)		(1,423,183)	(519,206)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:	24,755		14,368	178,002
Cost and expenses:
Cost of revenues	(22,129)		(11,108)	(435,085)
Research and development			0	0
Sales and marketing	(90)		(6,401)	(22,608)
General and administrative	(25,673)		(34,914)	(46,079)
Total cost and expenses	(47,892)		(52,423)	(503,772)
Other operating income	1,520		21,399	1,066
Income from operations	(21,617)		(16,656)	(324,704)
Interest income	240		164	78
Interest expense			0	0
Other gain or loss, net			0	0
Income tax (expenses) benefits	0		0	(4,743)
Share of income on equity method investments			0	0
Net income	¥ (21,377)		¥ (16,492)	¥ (329,369)